Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	$ 2,653,422	$ 2,603,071
Less: accumulated depreciation	(2,095,631)	(2,027,478)
Less: impairment provision	(404,712)	(397,032)
Total property, plant and equipment, net	153,079	178,561
Machinery [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	757,279	742,909
Vehicles [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	82,127	80,568
Electric equipment [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	146,097	143,325
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	77,985	76,505
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment [Line items]
Total property plant and equipment, at cost	$ 1,589,934	$ 1,559,764